Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Contributions made to the plan	$ 0	$ 0	$ 0